PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	¥ 1,528,068		¥ 1,344,525
Tax recoverables	963,880		907,629
Deposits	44,267		33,941
Loan to third parties	40,904		5,787
Staff advances	4,042		2,518
Interest receivables	529		532
Prepaid expenses and other current assets	2,665,924	$ 379,891	2,375,341
Nonrelated Party
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Others	¥ 84,234		¥ 80,409